TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1],[2]	$ 41,158	$ 38,937
Property, equipment and intangibles		802	1,004
Inventory accrual		1,555	1,173
Vacation accrual		1,132	1,103
Supplementary tax advances		969	2,489
Deferred revenues		446	567
Research and development costs		1,227	297
Other temporary differences		2,603	2,568
Gross deferred tax assets		49,892	48,138
Valuation allowance		(27,952)	(25,476)
Net deferred tax assets		21,940	22,662
Gross deferred tax liabilities
Property and equipment		(3,748)	(3,367)
Other temporary differences		(641)
Gross deferred tax liabilities		(4,389)	(3,367)
Net deferred tax assets		$ 17,551	$ 19,295

[1]	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance.
[2]	The amounts are shown after reduction for unrecognized tax benefits of $5,494 and $4,197 as of December 31, 2021 and 2020, respectively.